Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (3,235)	$ (24,623)	$ (8,956)
Adjustments to reconcile net loss to net cash provided by / (used in) operating activities:
Depreciation	10,518	8,531	1,865
Amortization of deferred dry-docking costs	870	556	38
Amortization of deferred finance charges	531	265	72
Amortization of convertible promissory note beneficial conversion feature	2,127	1,163	334
Gain on extinguishment of convertible promissory notes	0	0	(200)
Stock based compensation	730	624	178
Loss on bad debt	0	0	30
Gain on debt refinancing	(11,392)	0	0
Changes in operating assets and liabilities:
Accounts receivable trade, net	(843)	(1,496)	(1,287)
Inventories	(748)	(1,069)	(2,980)
Other current assets	453	(432)	(353)
Deferred charges	(144)	(934)	(1,232)
Other non-current assets	(26)	(5)	0
Trade accounts and other payables	2,345	371	5,715
Due to related parties	0	0	(105)
Accrued liabilities	1,705	14	1,990
Deferred revenue	(109)	1,696	154
Net cash provided by / (used in) operating activities	2,782	(15,339)	(4,737)
Cash flows from investing activities:
Acquisition of vessels and improvements	(32,992)	(40,779)	(201,684)
Net cash used in investing activities	(32,992)	(40,779)	(201,684)
Cash flows from financing activities:
Net proceeds from issuance of common stock and warrants	2,637	22,606	13,820
Proceeds from long term debt	34,500	32,000	179,047
Proceeds from convertible promissory notes	9,000	9,400	15,765
Proceeds from related party debt	16,200	12,800	0
Repayments of related party debt	0	(6,900)	0
Payments of financing costs	(561)	(584)	(930)
Repayments of long term debt	(36,435)	(650)	(600)
Repayments of convertible promissory notes	0	0	(200)
Net cash provided by financing activities	25,341	68,672	206,902
Net (decrease) / increase in cash and cash equivalents and restricted cash	(4,869)	12,554	481
Cash and cash equivalents and restricted cash at beginning of period	15,908	3,354	2,873
Cash and cash equivalents and restricted cash at end of period	11,039	15,908	3,354
Cash paid during the period for:
Interest	14,661	7,973	855
Non cash financing activities:
Conversion of related party debt into convertible promissory note	$ (4,750)	$ 0	$ 0